CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME (LOSS)	$ (4,653,142)	$ (4,555,535)	$ 195,613
Components of other comprehensive income that will not be reclassified to income before taxes
Other comprehensive income, before taxes, gains by new measurements on defined benefit plans	10,018	(3,968)	(10,636)
Total other comprehensive (loss) that will not be reclassified to income before taxes	10,018	(3,968)	(10,636)
Currency translation differences
Gains (losses) on currency translation, before tax	20,008	(894,394)	(243,271)
Other comprehensive loss, before taxes, currency translation differences	20,008	(894,394)	(243,271)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	38,870	(105,280)	96,930
Reclasification adjustment on cash flow hedges before tax	(16,641)	(14,690)	(30,074)
Other comprehensive income (losses), before taxes, cash flow hedges	22,229	(119,970)	66,856
Change in value of time value of options
Gains (losses) on change in value of time value of options before tax	(23,692)
Reclassification adjustments on change in value of time value of options before tax	6,509
Other comprehensive income (losses), before taxes, changes in the time value of the options	(17,183)
Total other comprehensive (loss) that will be reclassified to income before taxes	25,054	(1,014,364)	(176,415)
Other components of other comprehensive income (loss), before taxes	35,072	(1,018,332)	(187,051)
Income tax relating to new measurements on defined benefit plans	(2,783)	924	2,873
Accumulate income tax relating to other comprehensive income (loss) that will not be reclassified to income	(2,783)	924	2,873
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	(58)	959	414
Income taxes related to components of other comprehensive loss will be reclassified to income	(58)	959	414
Total Other comprehensive (loss)	32,231	(1,016,449)	(183,764)
Total comprehensive income (loss)	(4,620,911)	(5,571,984)	11,849
Comprehensive income (loss) attributable to owners of the parent	(4,616,914)	(5,566,991)	15,250
Comprehensive income (loss) attributable to non-controlling interests	(3,997)	(4,993)	(3,401)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (4,620,911)	$ (5,571,984)	$ 11,849